Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.80%
Communication services: 9.98%
Diversified telecommunication services: 0.29%
AT&T, Inc.	177,084	$4,382,829
Entertainment: 1.46%
Netflix, Inc.†	15,440	17,275,199
Spotify Technology SA†	6,832	4,477,146
		21,752,345
Interactive media & services: 8.06%
Alphabet, Inc. Class A	133,416	37,515,245
Alphabet, Inc. Class C	143,804	40,526,843
Meta Platforms, Inc. Class A	60,763	39,395,691
Pinterest, Inc. Class A†	65,708	2,174,935
		119,612,714
Media: 0.17%
Comcast Corp. Class A	88,805	2,471,887
Consumer discretionary: 9.47%
Automobile components: 0.22%
Aptiv PLC†	40,590	3,291,849
Automobiles: 2.06%
Tesla, Inc.†	66,958	30,570,344
Broadline retail: 4.14%
Amazon.com, Inc.†	238,512	58,249,401
eBay, Inc.	40,016	3,253,701
		61,503,102
Hotels, restaurants & leisure: 0.97%
Booking Holdings, Inc.	618	3,138,043
Expedia Group, Inc.	26,990	5,937,800
McDonald’s Corp.	12,109	3,613,689
Royal Caribbean Cruises Ltd.	5,816	1,668,203
		14,357,735
Household durables: 0.37%
PulteGroup, Inc.	45,816	5,491,964
Specialty retail: 1.42%
Home Depot, Inc.	28,547	10,836,156
TJX Cos., Inc.	45,410	6,363,758
Ulta Beauty, Inc.†	7,430	3,862,708
		21,062,622
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.29%
Crocs, Inc.†	11,465	$936,576
Deckers Outdoor Corp.†	42,591	3,471,166
		4,407,742
Consumer staples: 4.27%
Beverages: 0.10%
PepsiCo, Inc.	9,687	1,415,174
Consumer staples distribution & retail: 2.55%
Costco Wholesale Corp.	17,835	16,255,711
Dollar General Corp.	24,521	2,419,242
Target Corp.	45,094	4,181,115
Walmart, Inc.	148,654	15,040,812
		37,896,880
Food products: 0.37%
Pilgrim’s Pride Corp.	59,809	2,278,723
Tyson Foods, Inc. Class A	61,071	3,139,660
		5,418,383
Household products: 0.28%
Colgate-Palmolive Co.	34,473	2,656,144
Procter & Gamble Co.	10,418	1,566,555
		4,222,699
Tobacco: 0.97%
Altria Group, Inc.	157,524	8,881,203
Philip Morris International, Inc.	38,487	5,554,829
		14,436,032
Energy: 2.05%
Oil, gas & consumable fuels: 2.05%
Cheniere Energy, Inc.	20,577	4,362,324
Chevron Corp.	9,541	1,504,806
EOG Resources, Inc.	69,033	7,306,453
Exxon Mobil Corp.	73,134	8,363,604
Phillips 66	32,014	4,358,386
Valero Energy Corp.	26,628	4,515,044
		30,410,617
Financials: 12.26%
Banks: 3.43%
Bank of America Corp.	133,352	7,127,664
Citigroup, Inc.	125,582	12,712,666
JPMorgan Chase & Co.	72,292	22,491,487
Wells Fargo & Co.	98,136	8,534,888
		50,866,705
See accompanying notes to portfolio of investments
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Capital markets: 3.29%
Bank of New York Mellon Corp.	95,815	$10,341,313
BlackRock, Inc.	3,267	3,537,540
Charles Schwab Corp.	92,953	8,785,918
CME Group, Inc.	17,352	4,606,783
Goldman Sachs Group, Inc.	15,000	11,840,550
Interactive Brokers Group, Inc. Class A	92,379	6,499,786
S&P Global, Inc.	2,349	1,144,456
Virtu Financial, Inc. Class A	59,433	2,070,646
		48,826,992
Consumer finance: 0.73%
American Express Co.	9,082	3,276,150
Capital One Financial Corp.	28,489	6,267,295
Synchrony Financial	18,554	1,380,046
		10,923,491
Financial services: 3.05%
Berkshire Hathaway, Inc. Class B†	40,264	19,227,670
Mastercard, Inc. Class A	25,037	13,820,174
PayPal Holdings, Inc.†	34,344	2,379,009
Visa, Inc. Class A	29,082	9,909,401
		45,336,254
Insurance: 1.76%
Allstate Corp.	12,172	2,331,182
Assurant, Inc.	22,211	4,702,513
Hartford Insurance Group, Inc.	59,785	7,424,101
Marsh & McLennan Cos., Inc.	6,482	1,154,768
MetLife, Inc.	22,795	1,819,497
Progressive Corp.	42,074	8,667,244
		26,099,305
Health care: 9.38%
Biotechnology: 1.78%
AbbVie, Inc.	54,486	11,880,127
Amgen, Inc.	5,576	1,664,046
Exelixis, Inc.†	103,246	3,992,523
Gilead Sciences, Inc.	74,325	8,903,392
		26,440,088
Health care equipment & supplies: 1.72%
Abbott Laboratories	74,604	9,222,546
Boston Scientific Corp.†	49,308	4,966,302
Hologic, Inc.†	65,398	4,833,566
Intuitive Surgical, Inc.†	9,821	5,247,164
Stryker Corp.	3,683	1,312,032
		25,581,610
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Health care providers & services: 2.59%
Cencora, Inc.	11,079	$3,742,597
CVS Health Corp.	53,659	4,193,451
Elevance Health, Inc.	6,553	2,078,612
McKesson Corp.	12,212	9,908,084
Tenet Healthcare Corp.†	20,895	4,314,609
UnitedHealth Group, Inc.	16,056	5,484,087
Universal Health Services, Inc. Class B	40,122	8,706,875
		38,428,315
Health care technology: 0.41%
Veeva Systems, Inc. Class A†	20,807	6,058,998
Life sciences tools & services: 0.18%
Thermo Fisher Scientific, Inc.	4,681	2,655,953
Pharmaceuticals: 2.70%
Bristol-Myers Squibb Co.	108,511	4,999,102
Eli Lilly & Co.	17,889	15,435,703
Jazz Pharmaceuticals PLC†	10,230	1,408,057
Johnson & Johnson	29,160	5,507,449
Merck & Co., Inc.	40,551	3,486,575
Pfizer, Inc.	185,565	4,574,177
Zoetis, Inc.	32,214	4,641,715
		40,052,778
Industrials: 8.10%
Aerospace & defense: 1.50%
General Dynamics Corp.	7,091	2,445,686
General Electric Co.	18,265	5,642,972
Howmet Aerospace, Inc.	31,875	6,564,656
Lockheed Martin Corp.	7,458	3,668,441
Northrop Grumman Corp.	6,773	3,951,707
		22,273,462
Building products: 0.60%
Johnson Controls International PLC	38,030	4,350,252
Owens Corning	17,892	2,277,830
Trane Technologies PLC	4,980	2,234,277
		8,862,359
Commercial services & supplies: 0.08%
Waste Management, Inc.	5,558	1,110,322
Construction & engineering: 1.74%
EMCOR Group, Inc.	12,533	8,469,551
MasTec, Inc.†	38,397	7,839,131
Quanta Services, Inc.	3,564	1,600,699
Valmont Industries, Inc.	19,185	7,931,655
		25,841,036
See accompanying notes to portfolio of investments
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Electrical equipment: 0.94%
Emerson Electric Co.	25,459	$3,553,313
GE Vernova, Inc.	4,817	2,818,619
Regal Rexnord Corp.	17,169	2,418,940
Vertiv Holdings Co. Class A	26,479	5,106,740
		13,897,612
Ground transportation: 0.52%
Uber Technologies, Inc.†	47,253	4,559,915
Union Pacific Corp.	14,654	3,229,302
		7,789,217
Industrial conglomerates: 0.34%
Honeywell International, Inc.	25,379	5,109,554
Machinery: 0.86%
Allison Transmission Holdings, Inc.	46,968	3,877,208
Caterpillar, Inc.	4,941	2,852,242
Parker-Hannifin Corp.	7,888	6,096,083
		12,825,533
Passenger airlines: 0.38%
United Airlines Holdings, Inc.†	60,644	5,702,962
Professional services: 1.14%
CACI International, Inc. Class A†	5,895	3,314,464
Leidos Holdings, Inc.	36,295	6,913,109
Science Applications International Corp.	50,102	4,695,058
SS&C Technologies Holdings, Inc.	23,006	1,953,669
		16,876,300
Information technology: 35.07%
Communications equipment: 1.35%
Arista Networks, Inc.†	73,231	11,547,796
Cisco Systems, Inc.	116,177	8,493,701
		20,041,497
Electronic equipment, instruments & components: 0.61%
Amphenol Corp. Class A	12,069	1,681,694
Jabil, Inc.	5,989	1,322,910
TD SYNNEX Corp.	38,793	6,070,717
		9,075,321
IT services: 1.43%
Accenture PLC Class A	20,000	5,002,000
International Business Machines Corp.	21,630	6,649,278
MongoDB, Inc. Class A†	6,153	2,213,973
Twilio, Inc. Class A†	21,648	2,919,882
VeriSign, Inc.	18,628	4,466,994
		21,252,127
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 14.69%
Advanced Micro Devices, Inc.†	38,812	$9,940,530
Applied Materials, Inc.	13,833	3,224,472
Broadcom, Inc.	127,220	47,024,329
KLA Corp.	9,431	11,399,627
Lam Research Corp.	36,876	5,806,495
Marvell Technology, Inc.	51,972	4,871,855
Micron Technology, Inc.	30,778	6,887,193
NVIDIA Corp.	605,988	122,706,510
QUALCOMM, Inc.	33,919	6,135,947
		217,996,958
Software: 10.26%
Adobe, Inc.†	13,108	4,460,784
AppLovin Corp. Class A†	4,937	3,146,498
Autodesk, Inc.†	4,660	1,404,244
Docusign, Inc. Class A†	20,279	1,483,206
Fortinet, Inc.†	52,054	4,499,027
Microsoft Corp.	185,503	96,055,309
Oracle Corp.	34,546	9,072,125
Palantir Technologies, Inc. Class A†	44,615	8,943,969
Salesforce, Inc.	36,995	9,633,868
ServiceNow, Inc.†	9,522	8,753,384
Zoom Communications, Inc. Class A†	55,938	4,879,472
		152,331,886
Technology hardware, storage & peripherals: 6.73%
Apple, Inc.	360,744	97,534,355
Western Digital Corp.	16,127	2,422,437
		99,956,792
Materials: 2.00%
Chemicals: 0.92%
Celanese Corp. Class A	23,740	912,566
CF Industries Holdings, Inc.	59,700	4,972,413
Element Solutions, Inc.	65,082	1,738,991
Linde PLC	13,746	5,749,952
Solstice Advanced Materials, Inc.†	6,344	285,924
		13,659,846
Containers & packaging: 0.48%
Crown Holdings, Inc.	74,372	7,227,471
Metals & mining: 0.60%
Freeport-McMoRan, Inc.	117,704	4,908,257
Royal Gold, Inc.	22,765	3,979,094
		8,887,351
See accompanying notes to portfolio of investments
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Real estate: 1.99%
Hotel & resort REITs: 0.34%
Host Hotels & Resorts, Inc.	313,382	$5,020,380
Industrial REITs: 0.18%
Prologis, Inc.	21,812	2,706,651
Retail REITs: 0.41%
Simon Property Group, Inc.	34,387	6,043,859
Specialized REITs: 1.06%
American Tower Corp.	4,720	844,786
Gaming & Leisure Properties, Inc.	90,876	4,058,522
Public Storage	15,845	4,413,783
VICI Properties, Inc. Class A	214,074	6,420,079
		15,737,170
Utilities: 2.23%
Electric utilities: 1.69%
American Electric Power Co., Inc.	72,339	8,699,488
Duke Energy Corp.	78,128	9,711,311
NextEra Energy, Inc.	54,033	4,398,286
NRG Energy, Inc.	13,148	2,259,615
		25,068,700
Gas utilities: 0.42%
National Fuel Gas Co.	79,578	6,279,500
Independent power and renewable electricity producers: 0.12%
Vistra Corp.	9,324	1,755,709
Total common stocks (Cost $653,499,400)		1,437,304,982

		Yield
Short-term investments: 2.98%
Investment companies: 2.98%
Allspring Government Money Market Fund Select Class♠∞		4.06%	44,175,596	44,175,596
Total short-term investments (Cost $44,175,596)				44,175,596
Total investments in securities (Cost $697,674,996)	99.78%			1,481,480,578
Other assets and liabilities, net	0.22			3,272,717
Total net assets	100.00%			$1,484,753,295

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 7

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,565,301	$79,037,929	$(57,427,634)	$0	$0	$44,175,596	44,175,596	$420,508
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	125	12-19-2025	$41,756,384	$42,962,500	$1,206,116	$0
See accompanying notes to portfolio of investments
8 | Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined U.S. Core Fund | 9

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$148,219,775	$0	$0	$148,219,775
Consumer discretionary	140,685,358	0	0	140,685,358
Consumer staples	63,389,168	0	0	63,389,168
Energy	30,410,617	0	0	30,410,617
Financials	182,052,747	0	0	182,052,747
Health care	139,217,742	0	0	139,217,742
Industrials	120,288,357	0	0	120,288,357
Information technology	520,654,581	0	0	520,654,581
Materials	29,774,668	0	0	29,774,668
Real estate	29,508,060	0	0	29,508,060
Utilities	33,103,909	0	0	33,103,909
Short-term investments
Investment companies	44,175,596	0	0	44,175,596
	1,481,480,578	0	0	1,481,480,578
Futures contracts	1,206,116	0	0	1,206,116
Total assets	$1,482,686,694	$0	$0	$1,482,686,694
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of October 31, 2025, $2,922,781 was segregated as cash collateral for these open futures contracts.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Disciplined U.S. Core Fund